C3 Leases	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
C3 Leases

Leases
Leases with the Company as lessee

Right-of-use
assets

	2022				2021
	Real estate	Vehicles	Other	Total	Real estate	Vehicles	Other	Total
Cost
Opening balance	13,756	930	171	14,857	11,784	823	171	12,778
Additions	1,650	168	136	1,954	1,759	258	—	2,017
Balances regarding acquired/divested business	334	—	—	334	(10)	(11)	—	(21)
Terminations	(719)	(178)	—	(897)	(395)	(180)	—	(575)
Translation differences	874	78	(4)	948	618	40	—	658
Closing balance	15,895	998	303	17,196	13,756	930	171	14,857

Accumulated depre ciati ons
Opening balance	(5,687)	(495)	(79)	(6,261)	(3,700)	(390)	(55)	(4,145)
Depreciations	(2,141)	(250)	(60)	(2,451)	(2,002)	(251)	(24)	(2,277)
Balances regarding divested business	—	—	—	—	8	6	—	14
Terminations	393	159	—	552	233	158	—	391
Translation differences	(354)	(43)	1	(396)	(226)	(18)	—	(244)
Closing balance	(7,789)	(629)	(138)	(8,556)	(5,687)	(495)	(79)	(6,261)

Accumulated impairment losses
Opening balance	(303)	—	—	(303)	(340)	—	—	(340)
Impairment losses	(66)	—	—	(66)	—	—	—	—
Terminations	27	—	—	27	63	—	—	63
Translation differences	(32)	—	—	(32)	(26)	—	—	(26)
Closing balance	(374)	—	—	(374)	(303)	—	—	(303)

Financial sublease
Opening balance	(345)	—	—	(345)	(313)	—	—	(313)
Translation differences	(51)	—	—	(51)	(32)	—	—	(32)
Closing balance	(396)	—	—	(396)	(345)	—	—	(345)

Net carrying value	7,336	369	165	7,870	7,421	435	92	7,948
Lease liabilities
The lease liabilities amounted to SEK 9,304 (9,303) million, of which SEK 2,486 (2,224) million is classified as current. The remaining contractual maturities as of December 31, 2022, is shown in note D4 “Contractual obligations.”
Lease cost
The total lease cost amounted to SEK 3,775 (3,375) million, of which depreciation was SEK 2,451 (2,277) million, impairment losses were SEK -66 (0) million, lease expense relating to low-value
assets was SEK 516 (434) million, interest expense was SEK 464 (426) million and variable lease expense was SEK 278 (238) million. Variable lease expense consists mainly of property tax.
Cash payments

Cash payments

	2022	2021
Repayments of the lease liabilities 1)	(2,593)	(2,368)
Interest expense of the lease liabilities	(464)	(426)
Low-value asset not included in the measurement of the liabilities	(516)	(434)
Variable lease payments not included in the measurement of the lease liabilities	(278)	(238)
Total cash outflow	(3,851)	(3,466)

1)	Including advance payments.

Future cash outflow
Future cash outflows from leases not yet commenced in
2022
to which the Company is committed as the lessee is SEK 71 (157) million.
Leases with the Company as lessor
Lessor leases relate to subleases of real estate. These lease contracts vary in length from 1 to 10 years.
Receivables related to subleases in 2022 amounted to SEK 62 (70) million for operating leases and to SEK 75 (64) million for financial leases. Interest income from financial subleases was SEK 8 (9)
 million.
At December 31, 2022, future minimum
payment
receivables were distributed as follows:

Future minimum payment
receivables

	Financial leases	Operating leases
2023	77	67
2024	80	28
2025	14	20
2026	—	19
2027	—	11
2028 and later	—	3
Total	171	148